CASH AND CASH EQUIVALENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
CASH AND CASH EQUIVALENTS

4.	Cash and Cash Equivalents

Cash consists of deposits held with financial institutions. As of March 31, 2026, the Company had a cash balance of $405,632. As of December 31, 2025, the Company had an overdraft balance of $761, presented as Bank overdraft on the Consolidated Statement of Financial Position.

3.	Cash and Cash Equivalents

As of December 31, 2025, the Company had a bank overdraft of $761 (2024: cash balance of $1,222). The overdraft balance reflects a timing difference between outstanding disbursements and available funds at the reporting date and was cleared in the normal course subsequent to year end.